UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: April 30, 2016

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund III

Rothschild Larch Lane Alternatives Fund

SEMI-ANNUAL REPORT	APRIL 30, 2016

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016 (Unaudited)

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC- 0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-RLL-FUND (1-844-755-3863); and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016 (Unaudited)

Sector Weightings†

	Long	Short	Net
Short-Term Investment	53.4%	0.0%	53.4%
Consumer Discretionary	10.3	(5.6)	4.7
Information Technology	6.0	(2.9)	3.1
Industrials	4.0	(2.1)	1.9
Energy	3.1	(1.3)	1.8
Materials	3.0	(1.3)	1.7
Financials	6.4	(5.0)	1.4
Consumer Staples	2.9	(1.6)	1.3
Telecommunication Services	1.0	(0.3)	0.7
Utilities	1.0	(0.7)	0.3
Written Options	0.0	(0.2)	(0.2)
Registered Investment Company	0.0	(0.8)	(0.8)
Health Care	3.6	(4.7)	(1.1)

Total			68.2
Other Assets and Liabilities, Net			31.8

			100.0%

†	As a percentage of the Fund’s Net Assets.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 31.9%
	Shares	Value

UNITED STATES — 31.9%
Consumer Discretionary — 7.6%
Abercrombie & Fitch, Cl A (A)	7,283	$194,675
Advance Auto Parts	900	140,490
Amazon.com*	91	60,023
AMC Networks, Cl A*	900	58,707
AutoZone*	15	11,478
Bed Bath & Beyond	648	30,599
Best Buy	4,918	157,769
Big Lots (A)	2,000	91,720
Brinker International (A)	3,800	176,016
Buffalo Wild Wings* (A)	900	120,294

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Consumer Discretionary — continued
Cablevision Systems, Cl A	932	$31,119
Children’s Place (A)	1,800	140,238
Coach	814	32,780
Comcast, Cl A	230	13,975
Cracker Barrel Old Country Store	600	87,846
Darden Restaurants	900	56,025
Deckers Outdoor* (A)	1,300	75,153
Discovery Communications, Cl C*	3,000	80,340
Dollar Tree*	74	5,898
DR Horton	3,633	109,208
Expedia	216	25,006
Express* (A)	7,400	134,532
Five Below* (A)	2,300	95,910
Foot Locker	1,200	73,728
Fossil Group*	2,807	113,683
GameStop, Cl A	2,299	75,407
Gap	1,572	36,439
GNC Holdings, Cl A (A)	2,500	60,900
Goodyear Tire & Rubber (A)	4,813	139,433
H&R Block	997	20,179
Hasbro	877	74,229
Jack in the Box (A)	900	60,795
JC Penney*	5,400	50,112
Kate Spade* (A)	1,700	43,741
Kohl’s	2,079	92,100
L Brands (A)	1,130	88,468
Lear (A)	1,200	138,156
Lions Gate Entertainment	3,000	66,600
Lithia Motors, Cl A	800	66,416
Macy’s	725	28,703

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Consumer Discretionary — continued

Marriott International, Cl A (A)	1,300	$91,117
Mattel	1,817	56,490
McDonald’s (A)	200	25,298
Michaels* (A)	3,200	90,976
Netflix*	321	28,900
NIKE, Cl B (A)	700	41,258
O’Reilly Automotive*	92	24,167
PulteGroup	3,863	71,041
PVH	150	14,340
Scripps Networks Interactive, Cl A	569	35,477
Signet Jewelers	600	65,136
Sinclair Broadcast Group, Cl A	2,100	67,347
Skechers U.S.A., Cl A* (A)	2,300	76,015
Smith & Wesson Holding* (A)	11,100	242,313
Staples	590	6,018
Starbucks	654	36,774
Target	532	42,294
TEGNA	3,688	86,152
Tempur Sealy International*	1,400	84,938
TJX	73	5,535
Twenty-First Century Fox, Cl A	596	18,035
Vail Resorts (A)	800	103,712
Walt Disney	54	5,576

		4,477,799

Consumer Staples — 2.5%
Archer-Daniels-Midland	2,552	101,927
Brown-Forman, Cl B (A)	900	86,688
Coca-Cola Enterprises	120	6,298
CVS Health	13	1,306
Dean Foods (A)	13,425	231,313

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Consumer Staples — continued

Herbalife*	1,000	$57,950
Hershey (A)	1,000	93,110
Hormel Foods	3,900	150,345
Kimberly-Clark	500	62,595
Kroger (A)	1,845	65,294
Mead Johnson Nutrition, Cl A	900	78,435
Mondelez International, Cl A	267	11,470
Monster Beverage*	400	57,688
Nu Skin Enterprises, Cl A (A)	3,200	130,464
Pilgrim’s Pride*	4,800	129,168
Pinnacle Foods (A)	1,900	80,921
Reynolds American	208	10,317
Sprouts Farmers Market* (A)	2,700	75,789
Tyson Foods, Cl A	941	61,937
Walgreens Boots Alliance	20	1,586

		1,494,601

Energy — 2.8%
Atwood Oceanics (A)	16,100	155,526
Diamond Offshore Drilling (A)	3,500	84,910
Dril-Quip* (A)	600	38,892
FMC Technologies* (A)	4,000	121,960
Helmerich & Payne (A)	2,500	165,300
Kinder Morgan	4,100	72,816
Laredo Petroleum* (A)	9,200	112,056
Nabors Industries	8,800	86,240
Occidental Petroleum	900	68,985
Oceaneering International	2,400	87,960
Patterson-UTI Energy (A)	8,700	171,825
PBF Energy, Cl A (A)	2,800	90,104
PDC Energy*	1,100	69,069

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Energy — continued

Rowan, Cl A (A)	10,800	$203,148
Valero Energy	2,027	119,330

		1,648,121

Financials — 3.8%
Aflac	306	21,105
American International Group	281	15,685
Arthur J Gallagher	1,800	82,872
Assurant	122	10,318
Bank of America	54	786
Bank of the Ozarks (A)	4,100	169,330
BB&T	55	1,946
BofI Holding*	4,000	81,480
Capital One Financial	232	16,794
CBRE Group, Cl A* (A)	3,200	94,816
Chubb (A)	400	47,144
CubeSmart‡	2,200	65,142
Cullen (A)	1,500	95,985
CyrusOne‡ (A)	3,000	132,390
Discover Financial Services	316	17,781
DuPont Fabros Technology‡	2,600	103,532
FactSet Research Systems (A)	900	135,675
Fifth Third Bancorp	717	13,128
Goldman Sachs Group	67	10,995
Hartford Financial Services Group	378	16,776
Huntington Bancshares	8,375	84,253
JPMorgan Chase	609	38,489
KeyCorp	1,217	14,957
Legg Mason (A)	500	16,055
M&T Bank	59	6,981
MBIA* (A)	11,700	91,260

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Financials — continued

MetLife	501	$22,595
NASDAQ OMX Group	96	5,924
New York Community Bancorp	1,600	24,048
Northern Trust	88	6,255
Old Republic International (A)	7,000	129,430
People’s United Financial	15	232
PNC Financial Services Group	33	2,897
Principal Financial Group (A)	2,129	90,866
Progressive	126	4,108
Prudential Financial	18	1,398
Raymond James Financial (A)	1,800	93,906
Regions Financial	2,006	18,816
Signature Bank NY*	500	68,915
Starwood Property Trust‡ (A)	9,400	181,984
SunTrust Banks	703	29,343
Synovus Financial	2,700	84,132
US Bancorp	267	11,398
Wells Fargo	188	9,396
WisdomTree Investments	5,400	58,806

		2,230,124

Health Care — 3.6%
AbbVie	469	28,609
ABIOMED* (A)	700	67,998
Acorda Therapeutics* (A)	2,700	69,795
Aetna	297	33,344
Align Technology* (A)	1,600	115,504
AmerisourceBergen, Cl A	31	2,638
Amgen	337	53,347
Anacor Pharmaceuticals*	1,200	75,288
Anthem	810	114,024

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Health Care — continued

Bruker (A)	2,700	$76,410
Cardinal Health	54	4,237
Cigna	21	2,909
Dentsply Sirona (A)	2,100	125,160
Depomed* (A)	4,300	74,734
Edwards Lifesciences*	2,505	266,056
Eli Lilly (A)	2,056	155,290
Envision Healthcare Holdings*	2,800	63,364
Five Prime Therapeutics*	1,800	85,662
Gilead Sciences	1,715	151,280
Horizon Pharma* (A)	5,800	89,146
Humana	322	57,016
IDEXX Laboratories*	1,000	84,350
Incyte* (A)	500	36,135
Mylan*	5	209
NuVasive*	1,600	84,704
Pfizer	326	10,663
ResMed (A)	1,500	83,700
United Therapeutics*	800	84,160
UnitedHealth Group	98	12,905

		2,108,637

Industrials — 3.4%
Allison Transmission Holdings	2,200	63,382
AMETEK (A)	1,800	86,562
AO Smith (A)	1,000	77,220
Carlisle	600	61,140
CH Robinson Worldwide	10	710
Deere	700	58,877
Dycom Industries* (A)	2,500	176,500
Expeditors International of Washington (A)	79	3,919

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Industrials — continued

General Dynamics (A)	500	$70,260
General Electric	2,600	79,950
Graco	1,700	133,263
Honeywell International (A)	1,000	114,270
Joy Global (A)	1,400	29,820
Kar Auction Services (A)	3,600	135,360
Lincoln Electric Holdings	1,500	94,005
ManpowerGroup (A)	1,000	77,030
Masco	302	9,274
MRC Global*	4,200	58,716
Quanta Services* (A)	6,300	149,436
Republic Services, Cl A	1,400	65,898
Robert Half International	1,800	68,958
Roper Industries	300	52,827
Southwest Airlines	508	22,662
Spirit AeroSystems Holdings, Cl A*	2,100	99,015
Swift Transportation, Cl A* (A)	3,300	54,846
WABCO Holdings*	1,000	112,160
WESCO International*	1,400	82,306

		2,038,366

Information Technology — 5.3%
Apple	1,921	180,075
Arista Networks* (A)	2,000	133,240
Cirrus Logic* (A)	3,600	129,960
Cisco Systems	2,365	65,014
Citrix Systems*	454	37,155
Cognizant Technology Solutions, Cl A*	1,326	77,399
Computer Sciences	312	10,337
Corning	8,597	160,506
eBay*	2,332	56,971

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Information Technology — continued

Electronic Arts* (A)	2,846	$176,025
EMC	2,077	54,231
Fidelity National Information Services	1,000	65,800
First Solar*	1,649	92,080
Fiserv*	13	1,270
FLIR Systems	75	2,266
HP (A)	8,655	106,197
Infoblox*	5,100	85,323
Inphi*	600	17,802
Intel (A)	8,150	246,782
International Business Machines	1,290	188,263
Lam Research	66	5,042
Leidos Holdings	235	11,658
Manhattan Associates* (A)	1,700	102,918
MasterCard, Cl A (A)	900	87,291
Maxim Integrated Products	1,800	64,296
Microchip Technology	1,500	72,885
Microsoft	358	17,853
NVIDIA	3,175	112,808
Oracle	374	14,908
Palo Alto Networks*	600	90,522
SanDisk	125	9,391
SS&C Technologies Holdings	1,000	61,150
Stamps.com* (A)	800	65,888
Take-Two Interactive Software* (A)	2,700	92,286
Teradyne	31	586
Total System Services	686	35,082
Universal Display*	300	17,493
VeriSign*	11	950
Visa, Cl A	800	61,792

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Information Technology — continued

VMware, Cl A* (A)	1,600	$91,056
Western Digital (A)	1,800	73,557
Western Union	5,325	106,500
Xerox	4,554	43,718
Xilinx	299	12,881

		3,139,207

Materials — 2.0%
AK Steel Holding*	39,500	184,860
Albemarle	900	59,544
Avery Dennison (A)	400	29,044
Eagle Materials (A)	1,100	81,532
Graphic Packaging Holding (A)	8,000	106,240
LyondellBasell Industries, Cl A	1,443	119,293
Martin Marietta Materials	300	50,769
Monsanto (A)	900	84,312
PPG Industries	600	66,234
Reliance Steel & Aluminum (A)	1,700	125,749
Sherwin-Williams	200	57,462
Steel Dynamics (A)	6,600	166,386
WR Grace	1,000	76,680

		1,208,105

Telecommunication Services — 0.1%
SBA Communications, Cl A*	800	82,432

Utilities — 0.8%
Calpine* (A)	7,100	112,038
CMS Energy	2,000	81,360
DTE Energy (A)	1,600	142,656
OGE Energy (A)	2,800	82,852

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Utilities — continued
SCANA	1,000	$68,690

		487,596

TOTAL COMMON STOCK (Cost $18,738,985)		18,914,988

FOREIGN COMMON STOCK — 9.4%
AUSTRALIA — 0.5%
CIMIC Group	268	7,293
Newcrest Mining*	699	10,082
Qantas Airways	5,754	14,088
Telstra	59,145	241,045
TPG Telecom	3,282	26,727

		299,235

BELGIUM — 0.2%
Delhaize Group	1,281	134,258

CANADA — 1.5%
Agrium	2,000	172,240
Bank of Montreal	853	55,570
Bank of Nova Scotia	2,948	154,601
Barrick Gold (A)	4,800	92,976
Brookfield Asset Management, Cl A	827	27,947
Canadian Imperial Bank of Commerce	1,100	88,845
Canadian Tire, Cl A	154	16,775
George Weston	76	6,595
Goldcorp	3,500	70,525
Loblaw	56	3,090
Magna International	3,051	128,148
Metro, Cl A	663	22,188
Royal Bank of Canada	6	373

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value

CANADA — continued
Saputo	158	$4,968
Shaw Communications, Cl B	310	5,737
Thomson Reuters	214	8,808

		859,386

CHINA — 0.5%
China Biologic Products*	500	58,500
China Construction Bank, Cl H	96,510	62,085
Industrial & Commercial Bank of China, Cl H	115,576	62,728
New Oriental Education & Technology Group ADR (A)	2,100	82,236
Yangzijiang Shipbuilding Holdings	26,098	19,212

		284,761

DENMARK — 0.3%
Vestas Wind Systems	2,775	198,528

FINLAND — 0.3%
Metso	281	6,754
Nokian Renkaat	3,055	112,710
UPM-Kymmene	2,005	38,295

		157,759

FRANCE — 0.8%
Christian Dior	333	58,473
Cie Generale des Etablissements Michelin	923	96,335
Peugeot*	8,260	132,934
Publicis Groupe	227	16,799
Renault	851	82,126
Valeo	533	84,498
Vivendi	64	1,228

		472,393

GERMANY — 0.0%
HOCHTIEF	56	7,179

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value

HONG KONG — 0.6%
ASM Pacific Technology	200	$1,444
Cheung Kong Infrastructure Holdings	6,000	56,737
China Mobile	7,901	90,602
Hang Lung Properties	8,000	15,965
Henderson Land Development	1,000	6,253
HKT — SS	2,000	2,898
Hong Kong & China Gas	2,000	3,733
Kerry Properties	10,000	27,266
PCCW	112,436	76,244
Power Assets Holdings	4,953	47,219
Wheelock	10,570	49,056

		377,417

IRELAND — 0.4%
Accenture, Cl A	49	5,533
Seagate Technology (A)	8,613	187,505
XL Group, Cl A	912	29,850

		222,888

ITALY — 0.2%
Luxottica Group	1,030	56,104
Mediaset	15,310	68,896

		125,000

JAPAN — 1.8%
Canon	300	8,774
Daiwa House Industry	495	13,785
FUJIFILM Holdings	2,276	97,735
ITOCHU	2,056	27,343
Konica Minolta	600	5,459
Mitsubishi UFJ Financial Group	32,839	160,522
Mizuho Financial Group	144,451	227,809

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value

JAPAN — continued
Nikon	7,177	$108,667
Nippon Telegraph & Telephone	1,781	81,417
Nitori Holdings	300	28,985
Nomura Holdings	13,167	59,264
NTT Data	100	5,395
Obayashi	1,578	16,032
Shinsei Bank	1	1
Sumitomo Mitsui Financial Group	6,172	197,980
Yamada Denki	1,232	6,368

		1,045,536

LUXEMBOURG — 0.1%
SES	1,015	27,690
Tenaris	1,916	25,844

		53,534

NETHERLANDS — 0.5%
Core Laboratories (A)	1,300	173,758
Koninklijke Ahold	1,139	24,780
NXP Semiconductors*	700	59,696
PostNL*	854	3,736

		261,970

NORWAY — 0.0%
Subsea 7	1,001	9,212

SINGAPORE — 0.1%
Singapore Telecommunications	21,595	61,982

SOUTH AFRICA — 0.2%
AngloGold Ashanti ADR*	7,500	123,375

SWEDEN — 0.2%
Alfa Laval	71	1,119

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value

SWEDEN — continued
Autoliv	700	$85,729
Electrolux	101	2,930
Investor, Cl B	1,096	40,221
Svenska Cellulosa SCA, Cl B	72	2,267
Telefonaktiebolaget LM Ericsson, Cl B	1,004	8,127

		140,393

SWITZERLAND — 0.2%
Swiss Life Holding	72	18,171
Swiss Re	553	49,057
Syngenta ADR (A)	800	64,456

		131,684

UNITED KINGDOM — 1.0%
3i Group	5,658	39,154
British Land‡	4,632	48,662
Daily Mail & General Trust, Cl A	243	2,478
Kingfisher	10,602	56,372
Ladbrokes	20,942	35,863
Land Securities Group‡	1,322	21,866
Marks & Spencer Group	8,219	50,859
Next	548	40,716
Persimmon	7,108	206,368
Segro‡	3,230	19,714
Sky	4,241	58,157
Vodafone Group	5,282	16,917
William Hill	3,443	15,730

		612,856

TOTAL FOREIGN COMMON STOCK (Cost $5,433,158)		5,579,346

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016 (Unaudited)

SHORT-TERM INVESTMENT — 53.3%
	Shares	Value

SEI Daily Income Trust Government Fund Cl A, 0.010% (B) (Cost $31,645,101)	31,645,101	$31,645,101

TOTAL INVESTMENTS — 94.6% (Cost $55,817,244)		$56,139,435

SECURITIES SOLD SHORT
COMMON STOCK — (24.2)%
UNITED STATES — (24.2)%
Consumer Discretionary — (5.2)%
Brunswick	(1,400)	(67,242)
CarMax*	(1,100)	(58,245)
Carter’s	(600)	(64,002)
CBS, Cl B	(1,400)	(78,274)
Chico’s FAS	(4,600)	(58,006)
Chipotle Mexican Grill, Cl A*	(100)	(42,097)
Coach	(1,700)	(68,459)
Dillard’s, Cl A	(700)	(49,315)
DSW, Cl A	(3,200)	(78,624)
Gap	(3,600)	(83,448)
Groupon, Cl A*	(18,800)	(68,056)
Harley-Davidson	(1,600)	(76,528)
Home Depot	(600)	(80,334)
Interpublic Group of	(3,600)	(82,584)
KB Home	(11,300)	(153,341)
Kohl’s	(1,600)	(70,880)
Liberty Interactive QVC Group, Cl A*	(3,100)	(81,220)
Liberty Ventures, Ser A*	(1,600)	(64,000)
Lowe’s	(1,000)	(76,020)
Macy’s	(1,500)	(59,385)
Netflix*	(800)	(72,024)
Nordstrom	(1,300)	(66,469)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Consumer Discretionary — continued
Norwegian Cruise Line Holdings*	(2,100)	$(102,669)
Polaris Industries	(900)	(88,092)
PVH	(1,300)	(124,280)
Ross Stores	(2,300)	(130,594)
Six Flags Entertainment	(1,400)	(84,070)
Tenneco*	(1,500)	(79,950)
Tesla Motors*	(700)	(168,532)
Thomson Reuters	(1,800)	(74,034)
Ulta Salon Cosmetics & Fragrance*	(400)	(83,312)
Under Armour, Cl A*	(2,200)	(96,668)
Urban Outfitters*	(2,200)	(66,704)
Whirlpool	(500)	(87,070)
Williams-Sonoma	(1,400)	(82,292)
Wynn Resorts	(2,400)	(211,920)

		(3,078,740)

Consumer Staples — (1.6)%
Archer-Daniels-Midland	(1,600)	(63,904)
Boston Beer, Cl A*	(500)	(78,040)
Bunge	(2,600)	(162,500)
Casey’s General Stores	(700)	(78,400)
Coca-Cola	(700)	(31,360)
Hain Celestial Group*	(1,900)	(79,534)
Molson Coors Brewing, Cl B	(600)	(57,378)
Mondelez International, Cl A	(1,800)	(77,328)
Philip Morris International	(700)	(68,684)
Spectrum Brands Holdings	(800)	(90,880)
Sysco	(1,400)	(64,498)
Wal-Mart Stores	(900)	(60,183)
Whole Foods Market	(1,800)	(52,344)

		(965,033)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Energy — (1.2)%
Carrizo Oil & Gas*	(2,600)	$(91,962)
Gulfport Energy*	(2,900)	(90,770)
Halliburton	(1,500)	(61,965)
Murphy Oil	(2,700)	(96,498)
Rice Energy*	(7,600)	(131,556)
Transocean	(7,800)	(86,424)
US Silica Holdings	(3,100)	(79,205)
Whiting Petroleum*	(6,600)	(79,200)

		(717,580)

Financials — (4.7)%
Alexandria Real Estate Equities‡	(800)	(74,360)
American Express	(1,100)	(71,973)
Ameriprise Financial	(600)	(57,540)
CIT Group	(3,700)	(127,909)
Comerica	(3,800)	(168,720)
Digital Realty Trust‡	(900)	(79,182)
Equinix‡	(500)	(165,175)
Equity LifeStyle Properties‡	(900)	(61,641)
Franklin Resources	(2,800)	(104,552)
Goldman Sachs Group	(800)	(131,288)
HCP‡	(3,500)	(118,405)
Iron Mountain‡	(1,800)	(65,754)
Jones Lang LaSalle	(1,000)	(115,170)
Kilroy Realty‡	(1,700)	(110,177)
Kimco Realty‡	(2,900)	(81,548)
Liberty Property Trust‡	(1,800)	(62,820)
Mid-America Apartment Communities‡	(800)	(76,568)
National Retail Properties‡	(2,500)	(109,400)
Northern Trust	(1,100)	(78,188)
Prologis‡	(500)	(22,705)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Financials — continued
Prudential Financial	(1,200)	$(93,168)
Public Storage‡	(200)	(48,962)
Realogy Holdings*	(1,600)	(57,184)
Regions Financial	(12,500)	(117,250)
SL Green Realty‡	(700)	(73,556)
SLM*	(12,200)	(82,594)
STORE Capital‡	(3,200)	(82,144)
Sun Communities‡	(900)	(61,083)
Ventas‡	(1,500)	(93,180)
Waddell & Reed Financial, Cl A	(3,700)	(75,258)
Weyerhaeuser‡	(2,100)	(67,452)
Zions Bancorporation	(2,900)	(79,808)

		(2,814,714)

Health Care — (4.6)%
Acadia Healthcare*	(1,300)	(82,147)
AmerisourceBergen, Cl A	(700)	(59,570)
Amgen	(400)	(63,320)
athenahealth*	(600)	(79,980)
Baxter International	(1,500)	(66,330)
Becton Dickinson and	(400)	(64,504)
BioMarin Pharmaceutical*	(700)	(59,276)
Bluebird Bio*	(1,800)	(79,830)
Bristol-Myers Squibb	(1,000)	(72,180)
Celator Pharmaceuticals*	(5,000)	(75,350)
Cerner*	(1,200)	(67,368)
Charles River Laboratories International*	(1,600)	(126,832)
Clovis Oncology*	(5,400)	(75,114)
DexCom*	(1,200)	(77,256)
Edwards Lifesciences*	(500)	(53,105)
Gilead Sciences	(600)	(52,926)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Health Care — continued
Henry Schein*	(900)	$(151,830)
Jazz Pharmaceuticals*	(1,400)	(210,980)
Ligand Pharmaceuticals*	(600)	(72,522)
Mallinckrodt*	(900)	(56,268)
McKesson	(200)	(33,564)
Mettler-Toledo International*	(400)	(143,180)
Neurocrine Biosciences*	(1,800)	(82,044)
Pacira Pharmaceuticals*	(1,100)	(59,521)
Patterson	(1,900)	(82,365)
Quest Diagnostics	(1,800)	(135,306)
Regeneron Pharmaceuticals*	(100)	(37,671)
Relypsa*	(3,400)	(61,540)
Sarepta Therapeutics*	(5,300)	(75,207)
Tenet Healthcare*	(2,600)	(82,394)
Ultragenyx Pharmaceutical*	(1,100)	(74,382)
UnitedHealth Group	(500)	(65,840)
Valeant Pharmaceuticals International*	(2,100)	(70,056)
Zoetis, Cl A	(1,300)	(61,139)

		(2,710,897)

Industrials — (2.2)%
AGCO	(1,500)	(80,205)
Avis Budget Group*	(3,700)	(92,870)
Cintas	(900)	(80,802)
Emerson Electric	(1,100)	(60,093)
Flowserve	(1,700)	(82,977)
Fortune Brands Home & Security	(1,400)	(77,574)
Hertz Global Holdings*	(9,000)	(83,340)
Masco	(2,100)	(64,491)
Nielsen Holdings	(1,600)	(83,424)
Rockwell Automation	(700)	(79,429)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Industrials — continued
Ryder System	(900)	$(62,028)
Southwest Airlines	(2,800)	(124,908)
Spirit Airlines*	(1,300)	(57,109)
Textron	(1,800)	(69,624)
USG*	(7,700)	(207,977)

		(1,306,851)

Information Technology — (2.5)%
Activision Blizzard	(1,900)	(65,493)
Advanced Micro Devices*	(20,100)	(71,355)
Akamai Technologies*	(1,300)	(66,287)
Alliance Data Systems*	(300)	(60,993)
Amphenol, Cl A	(400)	(22,332)
Cisco Systems	(2,200)	(60,478)
Cree*	(5,600)	(137,256)
FireEye*	(7,800)	(135,330)
First Data, Cl A*	(6,600)	(75,174)
First Solar*	(900)	(50,256)
Fitbit, Cl A*	(5,500)	(100,375)
Intuit	(900)	(90,801)
Micron Technology*	(7,500)	(80,625)
NetSuite*	(900)	(72,936)
ServiceNow*	(1,500)	(107,220)
Synaptics*	(700)	(50,085)
Synopsys*	(1,700)	(80,784)
Twitter*	(3,700)	(54,094)
Verint Systems*	(2,100)	(71,064)
Yelp, Cl A*	(1,300)	(27,300)

		(1,480,238)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Materials — (1.2)%
Alcoa	(7,000)	$(78,190)
Allegheny Technologies	(7,900)	(129,086)
Ball	(1,100)	(78,518)
Cliffs Natural Resources*	(15,400)	(81,158)
Crown Holdings*	(1,600)	(84,736)
Louisiana-Pacific*	(5,800)	(98,600)
Mosaic	(4,000)	(111,960)
Sealed Air	(1,200)	(56,832)

		(719,080)

Telecommunication Services — (0.3)%
CenturyLink	(2,000)	(61,900)
Sprint*	(27,900)	(95,697)

		(157,597)

Utilities — (0.7)%
American Water Works	(800)	(58,208)
Atmos Energy	(700)	(50,785)
Consolidated Edison	(800)	(59,680)
NRG Energy	(10,200)	(154,020)
Public Service Enterprise Group	(1,400)	(64,582)

		(387,275)

TOTAL COMMON STOCK (Proceeds $13,958,301)		(14,338,005)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016 (Unaudited)

FOREIGN COMMON STOCK — (1.3)%
	Shares	Value

BERMUDA — (0.2)%
Golar LNG	(3,600)	$(59,688)
RenaissanceRe Holdings	(700)	(77,637)

		(137,325)

CANADA — 0.0%
Potash Corp of Saskatchewan	(1,100)	(19,492)

INDIA — 0.0%
ICICI Bank ADR	(2,800)	(19,740)

IRELAND — (0.1)%
Shire ADR	(300)	(56,226)

RUSSIA — (0.2)%
Yandex, Cl A*	(4,100)	(83,927)

SWEDEN — (0.2)%
Telefonaktiebolaget LM Ericsson ADR	(10,100)	(81,709)

UNITED KINGDOM — (0.6)%
Ensco, Cl A	(5,700)	(68,172)
Fiat Chrysler Automobiles	(22,400)	(181,216)
Liberty Global*	(1,700)	(62,220)
Liberty Global, Cl A*	(1,700)	(64,141)

		(375,749)

TOTAL FOREIGN COMMON STOCK (Proceeds $765,610)		(774,168)

REGISTERED INVESTMENT COMPANY — (0.7)%
EXCHANGE TRADED FUNDS — (0.7)%
SPDR S&P 500 ETF Trust (Proceeds $437,123)	(2,100)	(433,230)

SECURITIES SOLD SHORT — (26.2)% (Proceeds $15,161,034)		$(15,545,403)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016 (Unaudited)

WRITTEN OPTIONS — (0.2)%
	Contracts	Value

U.S. Bond Future Option, Expires 6/18/2016, Strike Price $158.00*	(75)	$(80,859)
U.S. Bond Future Option, Expires 5/21/2016, Strike Price $161.00*	(79)	(50,610)

TOTAL WRITTEN OPTIONS — 0.2% (Proceeds $243,251)		$(131,469)

Percentages are based on Net Assets of $59,314,446.
*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of the shares have been committed as collateral for open short positions.
(B)	The rate reported is the 7-day effective yield as of April 30, 2016.

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

CAC40 — French Stock Market Index benchmark

CBOE — Chicago Board Options Exchange

CHF — Switzerland Franc

Cl — Class

CME — Chicago Mercantile Exchange

CNX Nifty — National Stock Exchange of India’s benchmark Stock Market index for Indian Equity Market.

DAX — German Stock Exchange

DJIA — Dow Jones Industrial Average

ETF — Exchange Traded Fund

EURIBOR — Euro Interbank Offered Rate

FTSE — Financial Times Stock Exchange

GBP — British Pound

IBEX — Spanish Exchange Index

JSE — Johannesburg Stock Exchange

KOSPI — Capitalization weighted index of all common shares on the Korean Stock Exchanges

KRW — Korean Won

LME — London Metal Exchange

MIB — Italian Stock Exchange

MSCI — Morgan Stanley Capital International

NASDAQ — National Association of Securities Dealers Automated Quotations

NY — New York

NYMEX — New York Mercantile Exchange

OMX — Stockholm Stock Exchange

RBOB — Reformulated Blendstock for Oxygenate Blending

S&P — Standard & Poor’s

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016 (Unaudited)

Ser — Series

SGX — Singapore Exchange

SPDR — Standard & Poor’s Depositary Receipt

SPI — Swiss Performance Index

TSE — Tokyo Stock Exchange

VIX — Volatility Index

WTI — West Texas Intermediate

A list of open swap agreements held by the Fund at April 30, 2016, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount	Net Unrealized Depreciation
Morgan Stanley & Co. LLC	Bovespa Index	Negative Price Return	Positive Price Return	06/15/16	BRL	$(444,974)	$(23,469)
Morgan Stanley & Co. LLC	KOSPI 200 Index	Negative Price Return	Positive Price Return	06/10/16	KRW	(600,371)	(10,650)

							$(34,119)

For the period ended April 30, 2016, the total amount is all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The open futures contracts held by the Fund at April 30, 2016, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
3-Month Euro EURIBOR	10	Dec-2016	$(849)
3-Month Euro EURIBOR	11	Jun-2017	(1,158)
3-Month Euro EURIBOR	11	Mar-2017	306
3-Month Euro EURIBOR	8	Sep-2017	(466)
90-Day AUD Bank Bill	1	Dec-2016	344
90-Day AUD Bank Bill	1	Jun-2017	270
90-Day Euro$	8	Dec-2016	(992)
90-Day Euro$	6	Jun-2017	(1,350)
90-Day Euro$	7	Mar-2017	(977)
90-Day Euro$	7	Sep-2017	70
90-Day Sterling	10	Dec-2016	(445)
90-Day Sterling	10	Jun-2017	(978)
90-Day Sterling	10	Mar-2017	(894)
90-Day Sterling	7	Sep-2017	(12)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016 (Unaudited)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
Amsterdam Index	14	May-2016	$(9,269)
Australian 10-Year Bond	(12)	Jun-2016	(9,755)
Australian 10-Year Bond	38	Jun-2016	6,825
Australian 3-Year Bond	1	Jun-2016	(104)
Australian Currency	16	Jun-2016	(15,371)
Australian Currency	(17)	Jun-2016	14,412
Brent Crude Penultimate	(1)	May-2016	(2,592)
Brent Crude Penultimate	1	May-2016	448
CAC40 10 Euro	26	May-2016	(4,667)
Canadian 10-Year Bond	(21)	Jun-2016	13,455
Canadian Currency	6	Jun-2016	4,175
Canadian Currency	(23)	Jun-2016	(37,642)
CBOE VIX Future	(19)	Jun-2016	(20,330)
CHF Currency	(4)	Jun-2016	(6,773)
Corn	8	Jul-2016	2,152
Cotton No. 2	2	Jul-2016	714
DAX Index	(1)	Jun-2016	(6,973)
DAX Index	4	Jun-2016	39,821
DJIA E-Mini	8	Jun-2016	(2,171)
Euro	23	Jun-2016	32,808
Euro STOXX 50 Volatility	(25)	Jun-2016	(2,615)
Euro-Bobl	15	Jun-2016	(2,950)
Euro-Bund	36	Jun-2016	(26,367)
Euro-Oat	9	Jun-2016	(12,213)
EURO-STOXX	59	Jun-2016	(26,652)
FTSE 100 Index	11	Jun-2016	(5,927)
FTSE/JSE Top 40 Index	(17)	Jun-2016	(9,279)
FTSE/MIB Index	7	Jun-2016	8,346
Gasoline	(1)	Jun-2016	(1,527)
Gasoline	1	Jun-2016	998
GBP Currency	(23)	Jun-2016	(18,596)
Gold	5	Jun-2016	27,458
Hang Seng Index	3	May-2016	(6,431)
IBEX 35 Plus Index	5	May-2016	13,391
Japanese 10-Year Bond	30	Jun-2016	56,208
Lean Hogs	(3)	Jun-2016	(4,129)
Live Cattle	(2)	Jul-2016	1,404
LME Aluminum	7	Jun-2016	13,554
LME Copper	4	Jul-2016	3,441
LME Copper	1	Jun-2016	462
LME Lead	2	Jun-2016	1,099

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016 (Unaudited)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
LME Nickle	2	Jun-2016	$8,345
LME Tin	1	Jun-2016	817
LME Zinc	3	Jun-2016	3,437
Long Gilt 10-Year Bond	20	Jun-2016	(36,090)
Mexican Peso	29	Jun-2016	2,022
MSCI Sing Index	(3)	May-2016	1,352
MSCI Taiwan Index	(4)	May-2016	3,311
NASDAQ 100 E-MINI	5	Jun-2016	(12,430)
Natural Gas	(6)	Jun-2016	(1,334)
New Zealand Future	31	Jun-2016	20,841
New Zealand Future	(20)	Jun-2016	(4,285)
Nikkei 225 Index CME	(3)	Jun-2016	22,742
Nikkei 225 Index CME	2	Jun-2016	18
NY Harbor	(1)	Jun-2016	(5,467)
NYMEX Cocoa	4	Jul-2016	6,353
NYMEX Coffee	(4)	Jul-2016	195
NYMEX Coffee	1	Jul-2016	(1,578)
OMX Index	42	May-2016	(7,085)
Palladium	1	Jun-2016	2,173
Platinum	1	Jul-2016	4,418
RBOB Gasoline	1	Jun-2016	1,976
Russell 2000 Index E-MINI	5	Jun-2016	130
S&P 500 Index E-MINI	3	Jun-2016	744
S&P 500 Index E-MINI	(1)	Jun-2016	1,136
S&P Mid 400 Index E-MINI	2	Jun-2016	(384)
S&P TSE 60 Index	5	Jun-2016	2,156
SGX CNX Nifty Index	(47)	May-2016	3,105
Silver	5	Jul-2016	18,620
Soybean	9	Jul-2016	29,312
Soybean Meal	9	Jul-2016	18,615
Soybean Oil	5	Jul-2016	(5,816)
SPI 200 Index	2	Jun-2016	2,886
Sugar	(1)	Sep-2016	(2,243)
Sugar	1	Sep-2016	837
Topix Index	(1)	Jun-2016	6,197
Topix Index	3	Jun-2016	(18,921)
U.S. 10-Year Treasury Note	46	Jun-2016	21,412
U.S. 2-Year Treasury Note	2	Jul-2016	(201)
U.S. 5-Year Treasury Note	34	Jul-2016	11,916
U.S. Long Treasury Bond	6	Jun-2016	5,647
U.S. Long Treasury Bond	(34)	Jun-2016	(41,831)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016 (Unaudited)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
Wheat	(7)	Jul-2016	$(6,045)
Wheat	3	Jul-2016	316
White Sugar	2	Sep-2016	3,876
WTI Crude	(2)	Jun-2016	(4,305)
Yen Nikkei	11	Jun-2016	(29,408)

			$29,189

For the period ended April 30, 2016, the total amount of all open futures contracts as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
Assets:
Investments, at Value (Cost $55,817,244)	$56,139,435
Foreign Currency, at Value (Cost $25,665)	25,931
Cash	937
Receivable from Prime Broker	18,640,227
Receivable for Investment Securities Sold	7,868,040
Variation Margin Receivable	73,711
Dividend and Interest Receivable	13,639
Reclaim Receivable	5,790
Other Prepaid Expenses	10,442

Total Assets	82,778,152

Liabilities:
Securities Sold Short, at Value (Proceeds $15,161,034)	15,545,403
Written Options, at Value (Premiums Received $243,251)	131,469
Payable for Investment Securities Purchased	7,561,448
Payable due to Investment Adviser	74,600
Payable due to Administrator	18,423
Chief Compliance Officer Fees Payable	3,819
Shareholder Servicing Fees Payable	1,278
Payable due to Trustees	3,819
Net Unrealized Depreciation on Swap Contracts	34,119
Other Accrued Expenses and Other Payables	89,328

Total Liabilities	23,463,706

Net Assets	$59,314,446

Net Assets Consist of:
Paid-in Capital	$62,749,058
Accumulated Net Investment Loss	(598,133)
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(2,881,096)
Net Unrealized Depreciation on Investments and Securities Sold Short	(62,178)
Net Unrealized Appreciation on Options Contracts	111,782
Net Unrealized Appreciation on Futures Contracts	29,189
Net Unrealized Depreciation on Swap Contracts	(34,119)
Net Unrealized Depreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(57)

Net Assets	$59,314,446

Institutional Class Shares:
Net Assets	$58,539,816
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	6,103,129
Net Asset Value, Offering and Redemption Price Per Share	$9.59

Investor Class Shares:
Net Assets	$774,630
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	81,238
Net Asset Value, Offering and Redemption Price Per Share	$9.54

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
FOR THE SIX MONTHS ENDED
APRIL 30, 2016 (Unaudited)

STATEMENT OF OPERATIONS
Investment Income:
Dividends	$260,642
Interest	45,888
Less: Foreign Taxes Withheld	(5,711)

Total Investment Income	300,819

Expenses:
Investment Advisory Fees (Note 7)	518,800
Administration Fees (Note 6)	112,027
Trustees’ Fees	4,859
Chief Compliance Officer Fees (Note 5)	3,029
Distribution Fees, Investor Class Shares (Note 6)	1,601
Shareholder Serving Fees, Investor Class Shares (Note 6)	640
Dividend and Interest Expense on Securities Sold Short (Note 2)	142,440
Custodian Fees (Note 6)	61,896
Transfer Agent Fees (Note 6)	35,704
Legal Fees	27,801
Audit Fees	21,912
Registration and Filing Fees	16,770
Other Expenses	23,314

Total Expenses	970,793

Less:
Waiver of Investment Advisory Fees (Note 7)	(85,896)

Net Expenses	884,897

Net Investment Loss	(584,078)

Net Realized Gain (Loss) on:
Investments	(551,584)
Securities Sold Short	(196,028)
Futures Contracts	(296,337)
Swap Contracts	(14,958)
Written Options	754,315
Foreign Currency Transactions	(5,969)

Net Realized Loss	(310,561)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	150,477
Securities Sold Short	(267,924)
Futures Contracts	(211,495)
Swap Contracts	(33,188)
Written Options	113,125
Foreign Currency Translation	(9)

Net Change in Unrealized Appreciation (Depreciation)	(249,014)

Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions	(559,575)

Net Decrease in Net Assets Resulting from Operations	$(1,143,653)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net Investment Loss	$ (584,078)	$(1,181,869)
Net Realized Gain (Loss) on Investments, Securities Sold Short, Futures Contracts, Swap Contracts, Written Options, and Foreign Currency Transactions	(310,561)	2,529,618
Net Change in Unrealized Depreciation on Investments, Securities Sold Short, Futures Contracts, Swap Contracts, Written Options and Foreign Currency Translation	(249,014)	(348,545)

Net Increase (Decrease) in Net Assets Resulting From Operations	(1,143,653)	999,204

Dividends and Distributions:
Distributions from Capital Gains
Institutional Class Shares	(3,247,541)	—
Investor Class Shares	(102,763)	—

Total Investor Class Shares Dividends and Distributions	(102,763)	—

Total Dividends and Distributions	3,350,304	—

Capital Share Transactions:
Institutional Class Shares
Issued	1,561,978	8,837,953
Reinvestment of Distributions	3,247,541	—
Redeemed	(848,346)	(1,216,149)

Net Institutional Class Shares Transactions	3,961,173	7,621,804

Investor Class Shares
Issued	82,291	2,696,291
Reinvestment of Distributions	102,762	—
Redeemed	(1,174,373)	(611,080)

Net Investor Class Shares Transactions	(989,320)	2,085,211

Net Increase in Net Assets From Capital Share Transactions	2,971,853	9,707,015

Total Increase (Decrease) in Net Assets	(1,522,104)	10,706,219

Net Assets:
Beginning of Year/Period	60,836,550	50,130,331

End of Year/Period (including Accumulated Net Investment Loss of $(598,133) and $(14,055), respectively)	$59,314,446	$60,836,550

Shares Transactions:
Institutional Class Shares
Issued	161,851	795,236
Reinvestment of Distributions	337,232	—
Redeemed	(87,433)	(109,862)

Total Institutional Class Shares Transactions	411,650	685,374

Investor Class Shares
Issued	8,571	241,696
Reinvestment of Distributions	10,727	—
Redeemed	(123,193)	(57,573)

Total Investor Class Shares Transactions	(103,895)	184,123

Net Increase in Shares Outstanding From Share Transactions	307,755	869,497

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding

	Institutional Class Shares
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015	Period Ended October 31, 2014(1)
Net Asset Value, Beginning of Year/Period	$10.35		$10.01	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.10)		(0.21)	(0.05)
Net Realized and Unrealized Gain (Loss)	(0.09)		0.55	0.06

Total from Investment Operations	(0.19)		0.34	0.01

Dividends and Distributions: Capital Gains	(0.57)		—	—

Total Dividends and Distributions	(0.57)		—	—

Net Asset Value, End of Year/Period	$9.59		$10.35	$10.01

Total Return†	(1.86)%		3.40%	0.10%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$58,540		$58,928	$50,120
Ratio of Expenses to Average Net Assets (Including Dividends and Interest on Short Sales and Waivers)(2)	2.98	%††	2.87%	2.89	%††
Ratio of Expenses to Average Net Assets (Including Dividends and Interest on Short Sales and Excluding Waivers)	3.27	%††	3.48%	3.93	%††
Ratio of Net Investment Loss to Average Net Assets	(1.96	)%††	(2.01)%	(2.10	)%††
Portfolio Turnover Rate	394	%‡	603%‡	140	%‡

*	Per share calculations were performed using average shares for the period.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized

‡	Portfolio turnover is for the year or period indicated and has not been annualized.

(1)	The Fund commenced operations on July 25, 2014.

(2)	Excluding dividends and interest on short sales, the ratio of expenses to average net assets would have been 2.50% for the period ending April 30, 2016, year ending October 31, 2015 and the period ending October 31, 2014, respectively.

Amounts	designated as “— ” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding

	Investor Class Shares
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015	Period Ended October 31, 2014(1)
Net Asset Value, Beginning of Year/Period	$10.31		$10.00	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.12)		(0.25)	(0.06)
Net Realized and Unrealized Gain (Loss)	(0.08)		0.56	0.06

Total from Investment Operations	(0.20)		0.31	—

Dividends and Distributions:
Capital Gains	(0.57)		—	—

Total Dividends and Distributions	(0.57)		—	—

Net Asset Value, End of Year/Period	$9.54		$10.31	$10.00

Total Return†	(1.97)%		3.10%	0.00%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$774		$1,909	$10
Ratio of Expenses to Average Net Assets (Including Dividends and Interest on Short Sales and Waivers)(2)	3.32	%††	3.22%	3.28	%††
Ratio of Expenses to Average Net Assets (Including Dividends and Interest on Short Sales and Excluding Waivers)	3.62	%††	3.82%	66.30	%††
Ratio of Net Investment Loss to Average Net Assets	(2.46	)%††	(2.39)%	(2.44	)%††
Portfolio Turnover Rate	394	%‡	603%‡	140	%‡

*	Per share calculations were performed using average shares for the period.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized

‡	Portfolio turnover is for the year or period indicated and has not been annualized.

(1)	The Fund commenced operations on July 25, 2014.

(2)	Excluding dividends and interest on short sales, the ratio of expenses to average net assets would have been 2.85% for the period ending April 30, 2016, year ending October 31, 2015 and the period ending October 31, 2014, respectively.

Amounts	designated as “— ” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund III (the ‘Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 13 funds. The financial statements herein are those of the Rothschild Larch Lane Alternatives Fund (the “Fund”). The investment objective of the Fund is to seek to generate consistent returns relative to risk and maintain low correlation to equity and bond markets. The Fund is classified as a diversified investment company. Rothschild Larch Lane Management Company LLC serves as the Fund’s investment adviser (the “Adviser”). The Adviser has registered with the National Futures Association as a “Commodity Pool Operator” under the Commodities Exchange Act with respect to the Fund. The Fund currently offers Institutional Class Shares and Investor Class Shares. The Fund commenced operations on July 25, 2014. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the Significant Accounting Policies followed by the Fund.

Use of Estimates — The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016

NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long positions and at the closing ask price for written options. Options not traded on a national securities exchange are valued at the last quoted bid price.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016

its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

There were no securities in the Fund valued in accordance with fair value procedures as of April 30, 2016.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016

The following table summarizes the inputs used as of April 30, 2016, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$18,914,988	$—	$—	$18,914,988
Foreign Common Stock	5,579,346	—	—	5,579,346
Short-Term Investment	31,645,101	—	—	31,645,101

Total Investments in Securities	$56,139,435	$—	$—	$56,139,435

Liabilities	Level 1	Level 2	Level 3	Total
Common Stock	$(14,338,005)	$—	$—	$(14,338,005)
Foreign Common Stock	(774,168)	—	—	(774,168)
Registered Investment Company	(433,230)	—	—	(433,230)

Total Securities Sold Short	$(15,545,403)	$—	$—	$(15,545,403)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(131,469)	$—	$—	$(131,469)
Total Return Swaps
Depreciation	(34,119)	—	—	(34,119)
Futures Contracts*
Appreciation	447,066	—	—	447,066
Depreciation	(417,877)	—	—	(417,877)

Total Other Financial Instruments	$(136,399)	$—	$—	$(136,399)

*	Futures contracts and total return swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended April 30, 2016, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities. As of April 30, 2016 the Fund did not hold any level 3 securities.

For the period ended April 30, 2016, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016

withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Futures Contracts — The Fund utilized futures contracts during the period ended April 30, 2016. To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. Futures are collateralized by cash deposits with the prime broker, Morgan Stanley & Co. LLC. The futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of April 30, 2016.

Options Written/Purchased — The Fund invested in financial options contracts to add return or to hedge their existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016

and not for speculation. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. The Fund had open option contracts as of April 30, 2016, as disclosed in the Fund’s Schedule of Investments. Refer to Note 3 for a summary of written option transactions for the period ended April 30, 2016.

Investments in Real Estate Investment Trusts (‘“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Securities Sold Short — As consistent with the Fund’s investment objectives, the Fund may engage in short sales. Short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016

obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Funds short positions. As of April 30, 2016, the Fund had open short positions as disclosed in the Fund’s Schedule of Investments.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or interest expense on securities sold short. In addition, the Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividend expense on securities sold short.

Short sales are collateralized by cash deposits with the prime broker, Morgan Stanley & Co. LLC, and pledged securities held at the custodian, MUFG Union Bank, N.A. The collateral required is determined daily by reference to the market value on short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis and is charged an

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016

interest expense at the Fed Funds Rate plus 200 basis points on the amount of any shortfall in the required cash margin. These amounts are disclosed as Receivable from Prime Broker on the Statement of Assets and Liabilities.

The Fund had prime brokerage borrowings throughout the period ended April 30, 2016:

Maximum Amount Borrowed	Average Outstanding Balance	Effective Interest Rate Paid	Interest Paid
$795,553	$88,034	0.80%	$357

Swap Contracts — The Fund is authorized to enter into swap contracts, including total return swaps and equity swaps contracts. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument—which may be a single asset, a pool of assets or an index of assets—during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016

(if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedule of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds custodian. As of April 30, 2016, the Fund has entered into total return swap contracts as shown on the Schedules of Investments.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Fund’s in the future, or requires increased fees, which could impair the Funds ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds ability to use leverage and reduce investment returns. In addition, if the Fund cannot locate a counterparty willing to enter into transactions with the Fund, it will not be able to implement its investment strategy. As of April 30, 2016 the Fund’s swap agreements were with one counterparty.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016

3. Derivative Transactions:

The following tables include the Fund’s exposure by type of risk on derivatives held throughout the period.

The fair value of derivative instruments as of April 30, 2016, was as follows:

	Asset Derivatives April 30, 2016 Statement of Assets and Liability Location	Fair Value		Liability Derivatives April 30, 2016 Statement of Assets and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:

Foreign exchange contracts	Net Assets — Unrealized appreciation on futures contracts	$74,258	*	Net Assets — Unrealized depreciation on futures contracts	$82,667	*
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	105,335	*	Net Assets — Unrealized depreciation on futures contracts	157,875	*
				Net Assets — Unrealized depreciation on swap contracts	34,119	†
Interest rate contract	Net Assets — Unrealized appreciation on futures contracts	116,453	*	Net Assets — Unrealized depreciation on futures contracts	130,086	*
	Written options contracts, at Value	—		Written options contracts, at Value	131,469
Commodity contracts	Net Assets — Unrealized appreciation on futures contracts	151,020	*	Net Assets — Unrealized depreciation on futures contracts	47,249	*

Total Derivatives not accounted for as hedging		$447,066			$583,465

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments.

†	Includes cumulative appreciation (depreciation) of swap contracts as reported in the Schedule of Investments. Market Value is reported within the Statements of Assets & Liabilities for swap contracts that have paid premiums.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016

The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2016, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Swap Contracts	Written Options	Total
Foreign exchange contracts	$133,640	$—	$—	$133,640
Equity contracts	(723,076)	(14,958)	(23,001)	(761,035)
Interest rate contracts	(144,603)	—	777,316	632,713
Commodity contracts	437,702	—	—	437,702

Total	$(296,337)	$(14,958)	$754,315	$443,020

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Swap Contracts	Written Options	Total
Foreign exchange contracts	$35,696	$—	$—	$35,696
Equity contracts	(290,625)	(33,188)	—	(323,813)
Interest rate contracts	(8,493)	—	113,125	104,632
Commodity contracts	51,927	—	—	51,927

Total	$(211,495)	$(33,188)	$113,125	$(131,558)

Written option transactions entered into during the period ended April 30, 2016 are summarized as follows:

	Number of Contracts	Premium
Balance as of October 31, 2015	259	$208,963
Written	(1,993)	(2,349,113)
Expired	—	—
Closing buys	1,888	2,383,401

Balance as of April 30, 2016	154	$243,251

4. Offsetting Assets and Liabilities:

The Fund is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria:

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016

the amounts owed by the Fund to another party are determinable, the Fund has the right to set off the amounts owed with the amounts owed by the other party, the Fund intends to set off, and the Fund’s right of setoff is enforceable at law.

As of April 30, 2016, the Fund’s financial instruments and derivative instruments are not subject to a master netting arrangement.

5. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the (“CCO”) and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

6. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended April 30, 2016, the Fund paid $112,027 for these services.

The Fund has adopted the Distribution Plan (the “Plan”) for the Investor Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund’s average daily net assets attributable to Investor Class Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016

other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges.

The Fund has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.10% of average daily net assets of Investor Class Shares of the Fund will be paid to other service providers. Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Fund for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Fund that are serviced by the financial representative. Such fees are paid by the Fund to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Fund’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Rothschild Larch Lane Management Company (the “Adviser”). These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

7. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 1.75% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding any class specific expenses, dividend and interest expenses on securities sold short, interest, taxes, acquired fund fee expenses and non-routine expenses) from exceeding 2.50% with respect to Institutional Class Shares and Investor Class Shares of the Fund’s average daily net assets until February 28, 2017 (the “Expense Limitation”). The Adviser may recover all or a portion of its fee reductions or expense reimbursements, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual fund operating

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016

expenses are below the Expense Limitation. This agreement may be terminated by the Board for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2017. As of April 30, 2016, the fees which were previously waived by the Adviser which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived, to the Adviser were $135,556 expiring in 2017, $361,441 expiring in 2018 and $85,896 expiring in 2019.

The Adviser employs a “multi-manager” approach, whereby it selects sub-advisers (the “Sub-Advisers”) that use a variety of alternative investment strategies to manage the Fund’s assets and allocates the Fund’s assets among those Sub-Advisers. The Adviser is responsible for the investment performance of the Fund, since it allocates the Fund’s assets to the sub-advisers and recommends hiring or changing sub-advisers to the Board. The Adviser has ultimate responsibility (subject to oversight by the Board) to oversee the Sub-Advisers and recommend their hiring, termination, and replacement.

As of April 30, 2016, the Adviser has entered into investment sub-advisory agreements with the following parties and pays the Sub-Advisers out of the fee that it receives from the Fund:

Investment Sub-Advisers

Ellington Management Group, L.L.C.

Karya Capital Management LP

Mizuho Alternative Investments, LLC

Winton Capital Management Limited

8. Investment Transactions:

For the period ended April 30, 2016, the Fund made purchases of $7,785,104 and sales of $7,592,325 in investment securities other than long-term U.S. Government and short-term securities. The cost of purchases to cover securities sold short and the proceeds from securities sold short were $103,722,819 and $105,586,810, respectively, for the year ended April 30, 2016. There were no purchases or sales of long term U.S. Government securities.

9. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing book and tax treatments for

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016

foreign currency transactions, net operating loss, investments in passive foreign investment companies REIT adjustments and dividend expense tax adjustments on short securities.

As of April 30, 2016, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$2,771,931
Undistributed Long-Term Capital Gains	578,064
Unrealized Depreciation	(1,970,600)
Other Temporary Differences	(320,050)

Total Accumulated Losses	$1,059,345

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding foreign currency, written options, swap contracts and futures contracts) by the Fund at April 30, 2016, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$55,817,244	$1,147,937	$(825,746)	$322,191

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for securities sold short held by the Fund at April 30, 2016, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
$(15,161,034)	$301,921	$(686,290)	$(384,369)

10. Concentration of Risks:

As with all management investment companies, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s Net Asset Value (“NAV”) and ability to meet its investment objective.

COMMODITY-LINKED DERIVATIVES RISK — Investments in commodity- linked derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related derivative returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses. In addition, investments in commodity-linked derivatives may be subject to greater

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016

volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

CREDIT RISK — The risk that the issuer of a security or the counter-party to a contract will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

DERIVATIVES RISK — The Fund’s use of futures contracts for all purposes, including speculative purposes, is subject to market risk, leverage risk, correlation risk and liquidity risk. In addition, the Fund’s use of derivatives for hedging purposes is subject to hedging risk. Market risk and leverage risk are described below. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

FOREIGN EXPOSURE/EMERGING MARKETS RISK — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

LEVERAGE RISK — The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016

SHORT SALE RISK — A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Fund and, therefore, the Fund’s share prices. Theoretically, uncovered short sales have the potential to expose the Fund to unlimited losses.

TAX RISK — The Fund will seek to restrict its income from direct investments in commodity-linked derivative instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The tax treatment of certain commodity-linked derivative instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

11. Other:

At April 30, 2016, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
Rothschild Larch Lane Alternatives Fund, Institutional Class Shares	1	87%
Rothschild Larch Lane Alternatives Fund, Investor Class Shares	2	97%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016

12. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of April 30, 2016.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2015 to April 30, 2016.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2016

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/15	Ending Account Value 4/30/16	Annualized Expense Ratios	Expenses Paid During Period*
Rothschild Larch Lane Alternatives Fund — Institutional Class Shares
Actual Portfolio Return	$1,000.00	$981.40	2.98%	$14.68
Hypothetical 5% Return	1,000.00	1,010.04	2.98	14.89
Rothschild Larch Lane Alternatives Fund — Investor Class Shares
Actual Portfolio Return	$1,000.00	$980.30	3.32%	$16.34
Hypothetical 5% Return	1,000.00	1,008.36	3.32	16.57

*	Expenses are equal to the Funds’ annualized expense ratio, (including dividend and interest expense on short sales), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown.)

Rothschild Larch Lane Alternatives Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-844-RLL-FUND

Investment Adviser:

Rothschild Larch Lane Management Company LLC

800 Westchester Ave., S-528

Rye Brook, NY 10573

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

RLL-SA-001-0200

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 7, 2016